ACQUISITION OF ACS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill	$ 36,222	$ 36,222
ACTIVE COMMUNICATIONS EUROPE [Member]
Current assets			$ 305
Property and equipment			20
Technology			1,917
Customer relationships			312
Total identifiable assets acquired			2,554
Current liabilities			(361)
Deferred tax liability			(557)
Total identifiable liabilities assumed			(918)
Net identifiable assets acquired			1,636
Goodwill			2,473
Net assets acquired			$ 4,109